Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share
Computation of basic and diluted earnings per share

($ in millions except per share amounts)
For the year ended December 31:	2019	2018	2017
Weighted-average number of shares on which earnings per share calculations are based
Basic	887,235,105	912,048,072	932,828,295
Add—incremental shares under stock-based compensation plans	4,199,440	2,786,316	3,094,373
Add—incremental shares associated with contingently issuable shares	1,378,831	1,481,326	1,462,957
Assuming dilution	892,813,376	916,315,714	937,385,625
Income from continuing operations	$9,435	$8,723	$5,758
Income/(loss) from discontinued operations, net of tax	(4)	5	(5)
Net income on which basic earnings per share is calculated	$9,431	$8,728	$5,753
Income from continuing operations	$9,435	$8,723	$5,758
Net income applicable to contingently issuable shares	0	(6)	(2)
Income from continuing operations on which diluted earnings per share is calculated	$9,435	$8,718	$5,756
Income/(loss) from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	(4)	5	(5)
Net income on which diluted earnings per share is calculated	$9,431	$8,722	$5,752
Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$10.57	$9.51	$6.14
Discontinued operations	(0.01)	0.01	0.00
Total	$10.56	$9.52	$6.14
Basic
Continuing operations	$10.63	$9.56	$6.17
Discontinued operations	0.00	0.01	0.00
Total	$10.63	$9.57	$6.17